PROPERTY, PLANT AND EQUIPMENT:	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT:
PROPERTY, PLANT AND EQUIPMENT:

7. PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment, net is comprised of the following:

	December31,
($inmillions)	2011	2010
Land	$142.4	$151.7
Buildings and improvements, including land improvements	615.4	590.8
Machinery and equipment	1,618.1	1,480.9
Furniture and fixtures	132.3	120.6
Mining rights	86.3	86.3
Construction-in-progress	149.0	108.6
Property, plant and equipment, at cost	2,743.5	2,538.9
Less accumulated depreciation and amortization	(1,125.0)	(972.0)
Property, plant and equipment, net	$1,618.5	$1,566.9

Depreciation expense was $189.9 million, $179.1 million and $194.0 million for the years ended December31, 2011, 2010 and 2009, respectively.

In addition, property, plant and equipment at December31, 2011 and 2010 includes items recorded under capital leases as follows:

	December31,
($inmillions)	2011	2010
Buildings and improvements, including land improvements	$47.0	$48.5
Machinery and equipment	2.8	2.9
Furniture and fixtures	6.2	5.9
	56.0	57.3
Accumulated depreciation	(17.4)	(15.5)
Total	$38.6	$41.8

At December31, 2011, minimum payments due under capital leases are as follows:

($inmillions)
Years ended December31:
2012	$5.2
2013	4.8
2014	4.7
2015	4.3
2016	4.3
Thereafter	23.4
46.7
Less: Amount representing interest	11.3
$35.4